Unaudited Quarterly Operating Results (Tables)	12 Months Ended
Dec. 31, 2013
Unaudited Quarterly Operating Results [Abstract]
Unaudited quarterly operating results
Unaudited quarterly operating results were as follows:

	2013 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$2,060.9	$2,209.2	$2,424.0	$2,842.3
Revenues less cost of sales (exclusive of depreciation and amortization)	$607.9	$642.7	$696.1	$796.5
Other costs	$31.0	$35.5	$13.8	$11.7
Net income	$148.3	$140.4	$192.4	$243.1
Net income attributable to noncontrolling interests	$–	$–	$2.8	$22.2
Net income attributable to Cameron stockholders	$148.3	$140.4	$189.6	$220.9

Earnings per share attributable to Cameron stockholders:
Basic	$0.60	$0.57	$0.78	$0.96
Diluted	$0.60	$0.57	$0.78	$0.95

	2012 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,732.1	$1,980.7	$2,111.7	$2,323.1
Revenues less cost of sales (exclusive of depreciation and amortization)	$499.4	$583.1	$624.0	$671.3
Other costs (credits)	$(1.5)	$9.9	$3.4	$21.7
Net income attributable to Cameron stockholders	$134.0	$174.6	$223.6	$218.3

Earnings per share attributable to Cameron stockholders:
Basic	$0.54	$0.71	$0.91	$0.88
Diluted	$0.54	$0.70	$0.90	$0.88